Note Payable D&O Insurance (Details Narrative) - USD ($)	Aug. 28, 2020	Dec. 31, 2020	Dec. 31, 2019
Note Payable D&O Insurance		$ 741,200
D&O Insurance [Member]
Payment to acquire insurance	$ 1,531,900
Down payment for insurance	$ 306,400
Debt instrument term	10 months
Debt instrument interest rate	4.74%
Interest and debt expense	$ 16,600